Oct. 01, 2016
T. Rowe Price New Income Fund

     Investor Class

     I Class

     Advisor Class

     R Class

Supplement to Prospectus Dated October 1, 2016

The fund’s current management fee consists of two components–an individual fund fee of 0.15% and a group fee that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the Spectrum Funds, Retirement Funds, Retirement I Funds, Target Funds, TRP Reserve Investment Funds, and any index or private label mutual funds). In addition, the fund has entered into a contractual fee waiver agreement with T. Rowe Price, which provides for an individual fund fee of 0.1275% on assets at or above $20 billion.

On November 1, 2016, the fund’s individual fund fee rate will be reduced from 0.15% to 0.09%, and the contractual fee waiver will be reduced from 0.1275% to 0.0765% on assets at or above $20 billion. To reflect the lowering of the fund’s management fee, effective November 1, 2016, the fee table and expense example on pages 1—2 are revised as follows:

Fees and Expenses of the Fund

	Investor Class		I Class	Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.38%[b]		0.38%[b]	0.38%[b]	0.38%[b]
Distribution and service (12b-1) fees	0.00		0.00	0.25	0.50
Other expenses	0.16		0.00	0.14	0.25
Acquired fund fees and expenses	0.01		0.01	0.01	0.01
Total annual fund operating expenses	0.55	[b,c]	0.39 [b,c]	0.78 [b,c]	1.14	[b,c]
Fee waiver/expense reimbursement	(0.01)[d]		(0.01)[d]	(0.01)[d]	0.01	[b,d,e]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.54	[b,c]	0.38 [b,c]	0.77 [b,c]	1.15	[b,c,e]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

c The figures shown in the fee table do not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses and excludes expenses permanently waived as a result of investments in other T. Rowe Price mutual funds.

d T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.

e T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired funds fees) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.15%. The agreement may be terminated at any time beyond September 30, 2018, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 0.50%) are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class’ expense ratio is below 1.15%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.15% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired funds fees).

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$55	$173	$302	$677
I Class	39	122	213	480
Advisor Class	79	246	428	954
R Class	117	365	633	1,398